Schedule of Investments (unaudited)	iShares® MSCI Kuwait ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 4.5%
Agility Public Warehousing Co. KSC	253,771	$950,570

Airlines — 1.7%
Jazeera Airways Co. KSCP	54,272	350,056

Banks — 58.5%
Ahli United Bank BSC	1,008,862	899,610
Ahli United Bank KSCP	28,646	27,566
Al Ahli Bank of Kuwait KSCP	221,831	239,564
Boubyan Bank KSCP	9,990	26,492
Burgan Bank SAK	493,392	444,235
Gulf Bank KSCP	603,079	614,373
Kuwait Finance House KSCP	1,429,913	4,193,213
Kuwait International Bank KSCP	425,176	312,099
Kuwait Projects Co. Holding KSCP	610,878	351,654
National Bank of Kuwait SAKP	1,397,539	4,730,962
Warba Bank KSCP(a)	500,461	437,426
		12,277,194
Capital Markets — 1.0%
Noor Financial Investment Co. KSC	275,253	210,233

Chemicals — 3.6%
Boubyan Petrochemicals Co. KSCP	130,175	467,458
Qurain Petrochemical Industries Co.	230,690	280,127
		747,585
Construction & Engineering — 0.5%
Combined Group Contracting Co. SAK	84,443	108,787

Diversified Consumer Services — 1.9%
Humansoft Holding Co. KSC	40,361	408,834

Diversified Financial Services — 5.7%
A'ayan Leasing & Investment Co. KSCP	474,767	258,395
Alimtiaz Investment Group KSC	678,851	229,732
Boursa Kuwait Securities Co. KPSC	51,673	431,377
National Investments Co. KSCP	237,303	278,331
		1,197,835
Electric Utilities — 1.2%
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	347,283	243,847

Electrical Equipment — 1.7%
Gulf Cable & Electrical Industries Co. KSCP	65,575	347,727

Security	Shares	Value

Energy Equipment & Services — 1.2%
Heavy Engineering & Ship Building Co. KSCP	109,474	$261,680

Food Products — 1.0%
Mezzan Holding Co. KSCC	114,247	199,724

Industrial Conglomerates — 3.1%
National Industries Group Holding SAK(a)	653,716	646,180

Real Estate Management & Development — 7.4%
Commercial Real Estate Co. Ksc	558,656	204,342
Kuwait Real Estate Co. KSC	562,772	286,602
Mabanee Co. KPSC	248,913	680,943
National Real Estate Co. KPSC(a)	493,969	377,260
		1,549,147
Trading Companies & Distributors — 2.0%
ALAFCO Aviation Lease & Finance Co. KSCP(a)	253,467	177,073
Integrated Holding Co. KCSC	165,788	245,962
		423,035
Wireless Telecommunication Services — 4.4%
Mobile Telecommunications Co. KSCP	446,668	918,599

Total Common Stocks — 99.4%
(Cost: $14,663,105)		20,841,033

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(b)(c)	20,000	20,000

Total Short-Term Securities — 0.1%
(Cost: $20,000)		20,000

Total Investments in Securities — 99.5%
(Cost: $14,683,105)		20,861,033

Other Assets Less Liabilities — 0.5%		113,996

Net Assets — 100.0%		$20,975,029

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$10,000	$10,000	(a)	$—	$—	$—	$20,000	20,000	$49	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kuwait ETF
May 31, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$824,737	$20,016,296	$—	$20,841,033
Money Market Funds	20,000	—	—	20,000
	$844,737	$20,016,296	$—	$20,861,033

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